Results related to derecognition of financial liabilities	3 Months Ended
Mar. 31, 2023
Results related to derecognition of financial liabilities
Results related to derecognition of financial liabilities

17. Results related to derecognition of financial liabilities

	Three month period
	ended March 31,

	2023	2022
	€1,000	€1,000

Gain on waiver of Amylon convertible loans	408	—
	408	—

Refer to note 8 for a description of convertible loans issued to Amylon.